Internalization	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Business Combination [Abstract]
PHX Merger

Note 3. Internalization

In conjunction with the IPO, the Company entered into a Contribution Agreement with Management Contributor for the contribution of all of the outstanding interests in ManagementCo to OpCo in exchange for OpCo Interests for a total purchase price of $130.0 million (“Internalization Price”). After the closing of the Internalization, Management Co became a wholly owned subsidiary of OpCo and includes the personnel that historically managed our business on behalf of ManagementCo. The Company is now internally managed and operated by our executive officers and other employees. The Management Contributor received one share of non-economic voting Class B Common Stock for each OpCo Interest received. The OpCo Interests are redeemable on a one-for-one basis for shares of Class A Common Stock at the option of the holder. Upon the redemption by any Management Contributor of OpCo Interests for shares of Class A Common Stock, a corresponding number of shares of Class B Common Stock held by such Contributor will be cancelled. The Company accounted for this transaction in accordance with SEC Staff Accounting Bulletin Topic 5-G (“SAB Topic 5-G”). The transfers of non-monetary assets to the Company by its promoters or major stockholders in exchange for stock were recorded at the Management Contributor’s historical cost basis of $0.1 million. The Company allocated the historical cost to the assembled workforce acquired in the Internalization and is recorded as an intangible assets and is included in other assets on the balance sheet of less than $0.1 million, $97.5 million was recorded as non-controlling interests, and $97.4 million was reflected in additional-paid-in-capital.

Earnout

In addition to the above, pursuant to the Contribution Agreement, the Management Contributors agreed that 25% of the Internalization Price (the “Earnout Amount”) is conditioned upon the Company achieving certain Adjusted EBITDA targets in each of the three 12-month periods from July 1, 2026 to June 30, 2029 (each such 12-month period, an “Earnout Year”) as follows:

Earnout Year ending:	EBITDA Target	Earnout Amount received
June 30, 2027	$106.6 million	One-third
June 30, 2028	$129.0 million	Up to two-thirds (less an Earnout Amount received in the prior Earnout Year
June 30, 2029	$126.0 million	Up to the entire Earnout Amount (less any Earnout Amount received in prior two Earnout Years)

In addition, if the Company fails to achieve the EBITDA Target in any Earnout Year, the Management Contributor may become entitled to receive a proportionate share of the Earnout Amount if the Company achieves or surpasses the following lower Adjusted EBITDA thresholds (each a “Minimum EBITDA”):

•
$80.2 million for the Earnout Year ending June 30, 2027:
•
$97.0 million for the Earnout Year ending June 30, 2028: and
•
$94.8 million for the Earnout Year ending June 30, 2029.

In the above case, the Earnout Amount that the Management Contributor will be entitled to receive will be based on a percentage of our actual Adjusted EBITDA for the relevant Earnout Year relative to the difference between the EBITDA Target and the Minimum EBITDA for such Earnout Year. The Earnout Amount, if and when earned, will be payable solely in the form of additional OpCo Interests and a corresponding number of non-economic voting shares of Class B common stock. If the Company fails to achieve the Minimum EBITDA for each of the three Earnout Years, the Management Contributor will not be entitled to receive any of the Earnout Amount.

The Management Contributor will also be entitled to receive, in respect to the Earnout Amount, dividend and distribution equivalent payments in an amount equal to the dividends and distributions that would have been paid on the OpCo Interests issuable in respect of the Earnout Amount had such OpCo Interests been outstanding from the closing of the Internalization (the “Earnout DERs”). Any such Earnout DERs not already paid that are attributable to any portion of the Earnout Amount that is ultimately not earned will be forfeited. The Earnout Amount and Earnout DERs are being accounted for under ASC 815 as a derivative liability because each does not qualify for equity classification. The liability is initially measured at fair value, which has been recorded on the balance sheet as a long-term liability, with any changes in the fair value being recorded in the statement of operations. The fair value of the earnout liability were estimated utilizing a binomial lattice model using the following range of significant unobservable inputs (Level 3) for the respective periods:

2026
Stock Price	$26.00 - $27.82
Volatility	40.0%
Risk-free rate	4.11% - 4.12%
Dividend yield	7.19% - 7.69%
Term	3.00 - 3.06 years

The following is a reconciliation of the beginning and ending balance of the earnout liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three and six months ended June 30, 2026 (in thousands):

Level 3
Earnout liability
Fair value of earnout liability at IPO	24,223
Change in fair value	1,694
Fair value of earnout liability at June 30, 2026	25,917

Note 4—PHX Merger

In June 2025, the Company completed the acquisition of certain natural gas and oil mineral interests in the Haynesville, SCOOP/STACK and other basins from PHX pursuant to the Merger Agreement. At closing, Merger Parent completed the acquisition of PHX in an all-cash transaction of approximately $194.8 million plus assumed liabilities whereby PHX became a wholly owned subsidiary of Merger Parent, a wholly owned subsidiary of WhiteHawk.

Under the terms of the Merger Agreement, at closing PHX stockholders received $4.35 in cash, net to the holder thereof, without interest thereon and subject to any applicable tax withholding, for each share of PHX common stock owned.

The PHX Merger was accounted for as a business combination using the acquisition method, and therefore, the acquired interests were recorded based on the fair value of the total assets acquired and liabilities assumed on the acquisition date. The Company completed the determination of the fair value attributable to the identifiable assets acquired and liabilities assumed based on the fair value at the acquisition date. The purchase price allocation was finalized during the year ended December 31, 2025.

The following table presents the allocation of the purchase price to the assets acquired and liabilities assumed on June 23, 2025, including any measurement period adjustments (in thousands):

December 31, 2025
Assets acquired:
Cash and cash equivalents	$148
Accounts receivable	5,577
Other current assets	1,374
Natural gas mineral interests, net	214,307
Other property and equipment, net	475
Other assets	539
Total assets acquired	$222,420
Liabilities acquired:
Accounts payable	$739
Accrued liabilities	49
Operating lease liabilities, current portion	257
Short-term derivative liability	598
Operating lease liabilities, net of current portion	317
Asset retirement obligation	302
Deferred tax liability	24,837
Long-term derivative liability	558
Total liabilities assumed	$27,657
Net assets acquired	$194,763

Transaction costs associated with the PHX Merger incurred for the year ended December 31, 2025 was $7.4 million. These costs, which are comprised primarily of advisory, legal and other professional and consulting fees, are included in general and administrative expense on our consolidated statement of operations.

The results of PHX’s operations have been included in our consolidated financial statements since the June 23, 2025 acquisition date. The amount of revenue and direct operating expense resulting from the acquisition included in our consolidated statement of operations from June 23, 2025 through December 31, 2025 was approximately $14.7 million and $1.2 million, respectively.

Pro Forma Financial Information (unaudited)

The unaudited pro forma information for the years ended December 31, 2025 and 2024, gives effect to the PHX Merger as if it had occurred on January 1, 2024 (in thousands, except per share amounts):

	Year Ended
	December 31, 2025	December 31, 2024
Total revenues	$84,153	$44,021
Pro forma net income (loss)	$2,753	$(9,239)
Net income (loss) per share:
Basic and diluted	$(0.27)	$(3.34)

The unaudited pro forma financial information is for informational purposes only and is not intended to represent or to be indicative of the combined results of operations that the Company would have reported had the PHX Merger been completed as of January 1, 2024 and should not be taken as indicative of the Company’s future combined results of income. The actual results may differ significantly from that reflected in the unaudited pro forma financial information for a number of reasons, including, but not limited to, differences in assumptions used to prepare the unaudited pro forma financial information and actual results.